SHORT-TERM BORROWINGS	6 Months Ended
Jun. 30, 2015
SHORT-TERM BORROWINGS
(8)	SHORT-TERM BORROWINGS

The short-term borrowings outstanding as of June 30, 2015 carried a weighted average interest rate of 5.66% (December 31, 2014: 5.50%).

As of June 30, 2015, outstanding short-term borrowings of US$1,406,351 were overdue and were subject to standstill and forbearance arrangement. The Group has not yet renewed such loans as of September 30, 2015. Although the Group has not settled these overdue borrowings, management believes that the Group will continue to be able to keep such standstill and forbearance status.